Note 11 - Accrued Liabilities - Accrued Liabilities (Details) - USD ($) $ in Thousands	Jan. 31, 2020	Jan. 31, 2019
Accrued compensation and benefits	$ 20,613	$ 16,771
Accrued professional fees	1,010	1,137
Other accrued liabilities	13,253	11,484
	$ 34,876	$ 29,392